Related-party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 21. Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Chimei Innolux Corporation (CMI)	Principal Owner (1)

Chi Mei Optoelectronics Corp. (CMO)	The Company’s Chairman represented on CMO’s Board of Directors ,expired on March 18, 2010(1)

Chi Mei Optoelectronics Japan, Co., Ltd. (CMO-Japan)	Wholly owned subsidiary of CMI (2)

NEXGEN Mediatech Inc. (NEXGEN)	The Company’s Chairman represented on NEXGEN’s Board of Directors, not included as related party since July 2011

Chi Lin Technology Co., Ltd. (Chi Lin Tech)	The Company’s Chairman represented on Chi Lin Tech’s Board of Directors, not included as related party since May 2011

NingBo Chi Mei Electronics Ltd. (CME-NingBo)	The subsidiary of CMI (2)

NingBo Chi Mei Optoelectronics Ltd. (CMO-NingBo)	The subsidiary of CMI (2)

NanHai Chi Mei Optoelectronics Ltd. (CMO- NanHai)	The subsidiary of CMI (2)

Name of related parties	Relationship

Chi Mei Logistics Corp. (CMLC)	The subsidiary of CMI (2), not included as related party since July 2011.

NingBo Chi Mei Logistics Corp. (CMLC-NingBo)	The subsidiary of CMI (2)

Foshan Chi Mei Logistics Ltd. (CMLC-Foshan)	The subsidiary of CMI (2)

Dongguan Chi Hsin Electronics Co., Ltd. (Chi Hsin-Dongguan)	The subsidiary of CMI (2)

NingBo ChiHsin Electronics Ltd. (Chi Hsin-NingBo)	The subsidiary of CMI (2)

Fulintec Science Engineering Co., Ltd. (Fulintec)	The subsidiary of CMI (2), not included as related party since May 2011

ShenZhen Nexgen Trading Co., Ltd. (ShenZhen Nexgen)	The subsidiary of NEXGEN, not included as related party since July 2011

TPO Displays Japan K.K. (TPO Japan)	The subsidiary of CMI, as related party since March 18, 2010

TPO Displays Hong Kong Limited (TPO Hong Kong)	The subsidiary of CMI, as related party since March 18, 2010

TPO Displays (Shanghai) Ltd. (TPO Shanghai)	The subsidiary of CMI, as related party since March 18, 2010

TPO Displays (Nanjing) Ltd. (TPO-NJ)	The subsidiary of CMI, as related party since March 18, 2010

Lakers Trading Ltd. (Lakers)	The subsidiary of CMI, as related party since March 18, 2010

Ampower Technology Co., Ltd. (Ampower)	Related party in substance, not included as related party since March 18, 2010

Amlink (Shanghai) Ltd. (Amlink)	Related party in substance, not included as related party since March 18, 2010

Shinyoptics Corp. (Shinyoptics)	Equity method investee of the Company, not included as related party since October 1, 2010

Hangzhou Crystal Display Technology Co., Ltd. (Crystal)	Equity method investee of the Company, not included as related party since May 2011

(1)	CMO, Innolux Display Corporation, and TPO Displays Corporation agreed to conduct a merger of the three companies. The merger transaction was completed on March 18, 2010. Innolux is the surviving entity following the merger and is renamed Chimei Innolux Corporation, or CMI. On January 1, 2013, CMI changed its name as Innolux Corporation.

(2)	The entities are the subsidiary of CMO before March 18, 2010.

(b)	Significant transactions with related parties

(i)	Revenues and accounts receivable

Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO- NingBo	$167,255	123,888	93,664
CMO- NanHai	51,821	41,241	63,375
CMI	56,770	55,629	56,221
CME- NingBo	8,592	18,889	21,673
Chi Hsin- NingBo	19,730	16,806	12,637
CMO	15,602	-	-
Others (individually below 5%)	18,854	1,780	4,404
	$338,624	258,233	251,974

A breakdown by product type for sales to CMO/CMI and its affiliates is summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display driver for large-size applications	$297,146	210,137	190,963
Display driver for consumer electronics applications	27,189	29,316	40,582
Display driver for mobile handsets	10,170	14,454	14,748
Others	1,090	4,249	5,681
	$335,595	258,156	251,974

The sales prices with CMO/CMI and its affiliates are comparable to those offered to unrelated third parties.

The related accounts receivable resulting from the above sales as of December 31, 2011 and 2012, were as follows:

	December 31,
	2011	2012
	(in thousands)

CMO- NingBo	$33,981	31,421
CMI	17,690	17,319
CMO- NanHai	17,019	13,390
CME- NingBo	6,629	5,947
Chi Hsin- NingBo	4,038	3,210
Others (individually below 5%)	559	2,145
	79,916	73,432
Allowance for sales returns and discounts	(83)	(174)
	$79,833	73,258

The credit terms granted to CMI and its affiliates ranged from 30 days to 120 days, and the credit terms granted to other related parties ranged from 45 days to 90 days. The credit terms offered to unrelated third parties ranged from 15 days to 150 days.

(ii)	Property transactions

In 2010, the Company purchased equipment amounting to $71 thousand from Fulintec, respectively. The purchase transaction in 2010 had been full paid as of December 31, 2010.

(iii)	Lease

The Company entered into several lease contracts with CMO, CMI, CMLC, CMLC-NingBo, CMLC-Foshan and CMO-NanHai for leasing office space, facilities and inventory locations. For the years ended December 31, 2010, 2011 and 2012, the related rent and utility expenses resulting from the aforementioned transactions amounted to $1,119 thousand, $705 thousand and $828 thousand, respectively, and were recorded as cost of revenue and operating expenses in the accompanying consolidated statements of income. As of December 31, 2011 and 2012, the related payables resulting from the aforementioned transactions amounted to $326 thousand and $206 thousand, respectively, and were recorded as other accrued expenses in the accompanying consolidated balance sheets.

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases with related parties are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$195
January 1, 2014~December 31, 2014	187
January 1, 2015~December 31, 2015	187
January 1, 2016~December 31, 2016	187
January 1, 2017~December 31, 2017	187
After January 1, 2018	1,179
$2,122

(iv)	Others

In 2010, 2011 and 2012, the Company purchased consumable and miscellaneous items amounting to $449 thousand, $348 thousand and $31 thousand, respectively, from CMI, CMO-NanHai, CMLC-NingBo, Chi Lin Tech, NEXGEN, Fulintec and, which were charged to cost of revenues and operating expenses. As of December 31, 2011 and 2012, the related payables resulting from the aforementioned transactions were $9 thousand and nil, respectively.

In 2010, Chi Lin Tech provided IC bonding service on prototype panels for the Company’s research activities for a fee of $12 thousand, which was charged to research and development expense. The related process fee payables resulting from the aforementioned transactions had been full paid in 2010.